Accounts Receivable And Accrued Revenues	12 Months Ended
Dec. 31, 2012
Accounts Receivable And Accrued Revenues [Abstract]
Accounts Receivable And Accrued Revenues

7.            Accounts Receivable and Accrued Revenues

As at December 31	2012	2011

Trade Receivables and Accrued Revenue	$905	$991
Prepaids, Deposits and Other	350	103
	1,255	1,094
Allowance for Doubtful Accounts	(19)	(19)
	$1,236	$1,075

Trade receivables are non-interest bearing.  In determining the recoverability of trade receivables, the Company considers the age of the outstanding receivable and the credit worthiness of the counterparties.  See Note 19 for further information about credit risk.